SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2011
SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
Schedule of condensed parent company Balance Sheets

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	109,393	24,776	3,937
Other receivables	2,034	190,216	30,222
Amounts due from subsidiaries	1,539,092	1,337,536	212,513
Total current assets	1,650,519	1,552,528	246,672
Non-current assets:
Investment in subsidiaries	1,436,221	1,224,245	194,513
Total assets	3,086,740	2,776,773	441,185

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables	12,557	5,767	917
Amounts due to subsidiaries	13,199	16,959	2,694
Total liabilities	25,756	22,726	3,611
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,002,977,326 and 1,002,541,446 as of December 31, 2010 and 2011, respectively)	7,649	7,646	1,215
Additional paid-in capital	2,261,849	2,272,580	361,077
Retained earnings	874,846	575,472	91,433
Accumulated other comprehensive loss	(83,360)	(101,651)	(16,151)
Total shareholders’ equity	3,060,984	2,754,047	437,574
Total liabilities and shareholders’ equity	3,086,740	2,776,773	441,185

Schedule of condensed parent company Statements of Operations

	Year Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
General and administrative expenses	(18,749)	(26,705)	(70,893)	(11,264)
Interest income	896	450	2,011	320
Equity in earnings (loss) of subsidiaries	318,694	448,563	(230,492)	(36,622)
Net income (loss)	300,841	422,308	(299,374)	(47,566)

Schedule of condensed parent company Statements of Equity and Comprehensive Income (Loss)

				(Accumulated	Accumulated
				deficit)	other
	Share Capital		Additional	retained	comprehensive		Comprehensive
	Number of Share	Amounts	Paid-in Capital	earnings	(loss) income	Total	(loss) income
		RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2009	912,497,726	7,036	1,666,723	151,699	(73,810)	1,751,648
Net income	—	—	—	300,841	—	300,841	300,841
Foreign currency translation	—	—	—	—	1,268	1,268	1,268
Comprehensive income							302,109
Share-based compensation	—	—	6,609	—	—	6,609
Dividends	—	—	(68,558)	—	—	(68,558)
Balance as of December 31, 2009	912,497,726	7,036	1,604,774	452,540	(72,542)	1,991,808
Net income	—	—	—	422,308	—	422,308	422,308
Foreign currency translation	—	—	—	—	(10,818)	(10,818)	(10,818)
Comprehensive income							411,490
Issuance of ordinary shares upon follow-on offering	92,000,000	623	743,144	—	—	743,767
Exercise of share options	5,100,780	34	10,041	—	—	10,075
Repurchase of ordinary shares	(6,621,180)	(44)	(37,243)	—	—	(37,287)
Share-based compensation	—	—	22,211	—	—	22,211
Dividends	—	—	(80,985)	—	—	(80,985)
Other	—	—	(93)	(2)	—	(95)
Balance as of December 31, 2010	1,002,977,326	7,649	2,261,849	874,846	(83,360)	3,060,984
Net loss	—	—	—	(299,374)	—	(299,374)	(299,374)
Foreign currency translation	—	—	—	—	(18,291)	(18,291)	(18,291)
Comprehensive loss							(317,665)
Comprehensive loss in US$							(50,472)
Exercise of share options	2,670,340	17	5,288	—	—	5,305
Repurchase of ordinary shares	(3,106,220)	(20)	(13,702)	—	—	(13,722)
Share-based compensation	—	—	57,003	—	—	57,003
Other	—	—	(37,858)	—	—	(37,858)
Balance as of December 31, 2011	1,002,541,446	7,646	2,272,580	575,472	(101,651)	2,754,047
Balance as of December 31, 2011 in US$		1,215	361,077	91,433	(16,151)	437,574

Schedule of condensed parent company Statements of Cash Flows

	Year Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income (loss)	300,841	422,308	(299,374)	(47,566)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in earnings (loss) of subsidiaries	(318,694)	(448,563)	230,492	36,622
Compensation expenses associated with stock options	6,609	22,211	57,003	9,057
Changes in operating assets and liabilities:
Other receivables	(459)	1,023	(188,182)	(29,899)
Other payables	(2,547)	2,527	(6,790)	(1,079)
Net cash used in operating activities	(14,250)	(494)	(206,851)	(32,865)
Cash flows from investing activities
Increase in investment in subsidiaries	(5,653)	(40,143)	(56,374)	(8,957)
Advances (to) from subsidiaries	(198,132)	(518,212)	205,316	32,621
Net cash (used in) generated from investing activities	(203,785)	(558,355)	148,942	23,664
Cash flows from financing activities:
Proceeds from share issuances	—	743,767	—	—
Proceeds on exercise of stock options	—	10,075	5,305	843
Repurchase ordinary shares	—	(37,287)	(13,722)	(2,180)
Dividends paid	(68,558)	(80,985)	—	—
Net cash (used in)generated from financing activities	(68,558)	635,570	(8,417)	(1,337)
Net (decrease) increase in cash and cash equivalents	(286,593)	76,721	(66,326)	(10,538)
Cash and cash equivalents at beginning of year	328,815	43,490	109,393	17,381
Effect of exchange rate changes on cash and cash equivalents	1,268	(10,818)	(18,291)	(2,906)
Cash and cash equivalents at end of year	43,490	109,393	24,776	3,937